UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended December 31, 2011.

Check here if Amendment [  ]; Amendment Number __________
  This Amendment:	[  ] is a restatement.
			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Scott & Selber, Inc.
Address:	5075 Westheimer, Suite 799
	Houston, Texas 77056

Form 13F File Number:  028-11046

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:	Jack I. Selber
Title:	President
Phone:	(713) 850-1717

Signature, Place, and Date of Signing:

Jack I. Selber		Houston, Texas


Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

Form 13F File Number		Name

028-11046		Scott & Selber, Inc. 		12/31/11

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  44

Form 13F Information Table Value Total:  81,156 (thousands)


List of Other Included Managers:
NONE


028-11406		Scott & Selber, Inc.

Form 13F Information Table

                               Title of              Value    Shares oSH/   Put/  Invt   Other   Voting Authority
Name of Issuer                   Class   Cusip      (x1000)   Prn Amt PRN   Call  Disc   Mgrs      Sole   Shared   None
--------------------------- ------------ --------   --------  ------------  ----  ------ ------  -----------------------

Allergan                         COM     018490102      3333      37988SH         Sole              37988
American Water Works             COM     030420103      1797      56413SH         Sole              56413
Anheuser-Busch InBev NV          COM     03524A108      1944      31867SH         Sole              31867
Apple Computer                   COM     037833100      5499      13577SH         Sole              13577
Campbell Soup                    COM     134429109      1757      52844SH         Sole              52844
Check Point Software             COM     M22465104      1681      31993SH         Sole              31993
Chevron Corp                     COM     166764100      2574      24189SH         Sole              24189
Cleco Corp                       COM     12561W105      2068      54268SH         Sole              54268
Coach Inc                        COM     189754104      1772      29031SH         Sole              29031
Coca-Cola Co                     COM     191216100      1385      19788SH         Sole              19788
ConocoPhillips                   COM     20825C104      2224      30524SH         Sole              30524
Corn Products Int'l Inc          COM     219023108      1469      27939SH         Sole              27939
Costco Wholesale                 COM     22160K105      3480      41767SH         Sole              41767
Covidien PLC                     COM     G2552X108      1303      28953SH         Sole              28953
Crown Holdings Inc               COM     228255105      1473      43874SH         Sole              43874
Cullen/Frost Bankers Inc         COM     229899109      1943      36729SH         Sole              36729
Cummins Engine                   COM     231021106      1558      17706SH         Sole              17706
Diageo plc ADS                   COM     25243Q205      1985      22701SH         Sole              22701
Discover Financial Svc           COM     254709108      1724      71847SH         Sole              71847
Dover Corporation                COM     260003108      1845      31784SH         Sole              31784
E I duPont                       COM     263534109      1785      38997SH         Sole              38997
Ennis Inc                        COM     293389102       287      21561SH         Sole              21561
Exxon Mobil                      COM     30231G102      1634      19274SH         Sole              19274
HollyFrontier Corp               COM     435758305      1157      49436SH         Sole              49436
Home Depot                       COM     437076102      2104      50037SH         Sole              50037
Intl Business Mach               COM     459200101      2208      12006SH         Sole              12006
Johnson & Johnson                COM     478160104       759      11572SH         Sole              11572
McDonalds Corp                   COM     580135101      2326      23179SH         Sole              23179
Novartis                         COM     66987V109      1228      21481SH         Sole              21481
Oracle Systems                   COM     68389X105       509      19856SH         Sole              19856
PPG Industries                   COM     693506107      1973      23635SH         Sole              23635
QUALCOMM Inc                     COM     747525103      1554      28417SH         Sole              28417
Rick's Cabaret                   COM     765641303       271      32000SH         Sole              32000
Sourcefire Inc                   COM     83616T108      1434      44297SH         Sole              44297
Union Pacific Corp               COM     907818108      1476      13935SH         Sole              13935
United Parcel Service            COM     911312106      2804      38309SH         Sole              38309
VeriFone Holdings                COM     92342Y109      1163      32754SH         Sole              32754
Verizon Communications           COM     92343V104      1713      42699SH         Sole              42699
Visa Inc                         COM     92826C839      1475      14527SH         Sole              14527
Walt Disney Co                   COM     254687106      2787      74313SH         Sole              74313
WebMediaBrands Inc               COM     94770W100      1600    3361826SH         Sole            3361826
WellPoint Health Netwrks         COM     94973V107      1345      20297SH         Sole              20297
Wyndham Worldwide Corp           COM     98310W108      2343      61927SH         Sole              61927
Yum Brands Inc                   COM     988498101      2407      40786SH         Sole              40786
